SUBSEQUENT EVENTS (Details)			6 Months Ended
	Apr. 05, 2021 USD ($) $ / shares shares	Jan. 21, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 shares	Jun. 30, 2020 shares
Subsequent Event [Line Items]
Share issued on vesting of restricted stock			$ 5,193	¥ 33,927
Common Stock, Shares Authorized					20,000,000	20,000,000
Subsequent event | Common Stock [Member]
Subsequent Event [Line Items]
Payments of ordinary dividends | $	$ 1,850,000
Common Stock, Shares Authorized	20,000,000
Common Stock, No Par Value | $ / shares	$ 0.0925
Subsequent event | October 2017
Subsequent Event [Line Items]
Share issued on vesting of restricted stock | $		$ 59,998
Subsequent event | August 2018
Subsequent Event [Line Items]
Share issued on vesting of restricted stock | $		$ 128,664
Subsequent event | Common Class A [Member]
Subsequent Event [Line Items]
Payments of ordinary dividends | $	$ 15,725,000
Common Stock, Shares Authorized	150,000,000
Common Stock, No Par Value | $ / shares	$ 0.0925
Additional share issued	130,000,000
Subsequent event | Common Class B [Member]
Subsequent Event [Line Items]
Common Stock, Shares Authorized	20,000,000
Common Stock, No Par Value | $ / shares	$ 0.0925
Additional share issued	20,000,000